Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilitiess (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities, Current [Abstract]
Liability under D&O insurance premium financing	$ 323,196
Consulting and professional fees	309,432	$ 635,678	$ 184,252
Compensation	683,574	13,272
Other	13,291	31,832	7,372
Accrued expenses and other current liabilities	$ 1,329,493	$ 680,782	$ 203,605